Deconsolidation of Maxus Entities - Deconsolidation of Comprehensive Income and Cash Flow Statement (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deconsolidation [Line Items]
Income		$ 17,623	$ 16,759	$ 27,263
Financial gain /(loss)		(28,629)	(24,944)	(16,016)
Net profit / (loss) for the year		12,672	(28,379)	4,426
Operating profit /(loss)		16,073	(24,246)	16,588
Other comprehensive income / (loss)	[1]	21,917	27,414	43,758
Comprehensive income / (loss) for the year		34,589	(965)	48,184
Net cash flow used in operating activities		71,974	49,183	41,404
Net cash flow used in investments	[2]	(55,242)	(66,174)	(64,049)
Net cash flow provided by financing activities	[2]	(355)	10,817	23,665
Net increase (decrease) in cash and cash equivalents		$ 17,981	$ (4,630)	5,629
Maxus Entities [Member]
Deconsolidation [Line Items]
Income				197
Financial gain /(loss)				(287)
Net profit / (loss) for the year				(90)
Operating profit /(loss)				(555)
Financial results, net				(15)
Net results				(570)
Other comprehensive income / (loss)				(2)
Comprehensive income / (loss) for the year				(572)
Net cash flow used in operating activities				(186)
Net cash flow used in investments				(85)
Net cash flow provided by financing activities				0
Net increase (decrease) in cash and cash equivalents				$ (271)

[1]	Entirely assigned to the parent company's shareholders.
[2]	The main investing and financing transactions that have not affected cash and cash equivalents correspond to: 2017 2016 2015 Acquisition of property, plant and equipment and concession extension easements not paid 6,019 6,559 6,799 Net increases (decreases) related to hydrocarbon wells abandonment obligation costs (4,913) 2,243 (1,281) Contributions in joint ventures 19 - - Dividends to collect - 100 100 Increase in investments in financial assets through a decrease in trade receivables and other receivables - 9,918 - Decrease of loans due to "El Orejano" agreement - - 2,373 Contributions of non-controlling interests - - 50